MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period	9/1/12-9/30/12
Determination Date	10/9/2012
Distribution Date	10/15/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$289,306,393.13
2.	Collections allocable to Principal				$11,390,759.67
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$461,107.39

5.	Pool Balance on the close of the last day of the related Collection Period				$277,454,526.07
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				25,199
7.	Initial Pool Balance				$650,000,011.40

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$133,966,797.23		$122,292,708.18
	d.	Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
	e.	Class B Note Balance	$16,900,000.00		$16,900,000.00
	f.	Class C Note Balance	$17,225,000.00		$17,225,000.00
	g.	Class D Note Balance	$8,125,000.00		$8,125,000.00

	h.	Note Balance (sum a - g)	$284,966,797.23		$273,292,708.18

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.8021964		0.7322917
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.4384105		0.4204503

10.	Overcollateralization Target Amount				$4,161,817.89

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,161,817.89

12.	Weighted Average Coupon			%	9.02%
13.	Weighted Average Original Term			months	65.79
14.	Weighted Average Remaining Term			months	38.81

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,242,493.01
	b.	Liquidation Proceeds allocable to Finance Charge			$670.52
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,243,163.53

16.	Principal:
	a.	Collections allocable to Principal			$11,390,759.67
	b.	Liquidation Proceeds allocable to Principal			$206,860.97
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$11,597,620.64

17.	Total Finance Charge and Principal Collections (15d+16d)				$13,840,784.17
18.	Interest Income from Collection Account				$1,545.91
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$13,842,330.08

Available Funds

21.	Available Collections				$13,842,330.08
22.	Reserve Account Draw Amount				$0.00

23.	Available Funds				$13,842,330.08

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee			$241,088.66
	b.	Amount Unpaid from Prior Months			$0.00
	c.	Amount Paid			$241,088.66

	d.	Shortfall Amount (a + b - c)			$0.00

25.	Unreimbursed Servicer Advances				$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee			$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)			$0.00
	c.	Other Unpaid Backup Servicing Fees			$0.00
	d.	Amount Paid			$2,500.00

	e.	Shortfall Amount (a + b + c - d)			$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest			$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest			$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest			$0.00

	d.	Total Class A-1 Note Interest (sum a - c)			$0.00

	e.	Class A-2 Monthly Interest			$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest			$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest			$0.00

	h.	Total Class A-2 Note Interest (sum e - g)			$0.00

	i.	Class A-3 Monthly Interest			$110,522.61
	j.	Additional Note Interest related to Class A-3 Monthly Interest			$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest			$0.00

	l.	Total Class A-3 Note Interest (sum i - k)			$110,522.61

	m.	Class A-4 Monthly Interest			$127,781.25
	n.	Additional Note Interest related to Class A-4 Monthly Interest			$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest			$0.00

	p.	Total Class A-4 Note Interest (sum m - o)			$127,781.25

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,166.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,166.67

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,177.29
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,177.29

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,239.58
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,239.58

34.	Quaternary Principal Distributable Amount		$7,512,271.16

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$8,083,747.22

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,161,817.89

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,243,163.53
	b.	Total Daily Deposits of Principal Collections	$11,597,620.64
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,545.91

	e.	Total Deposits to Collection Account (sum a - d)	$13,842,330.08

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$241,088.66
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$12,001,976.45
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,596,764.97

	f.	Total Withdrawals from Collection Account (sum a - e)	$13,842,330.08

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$110,522.61
	d.	Class A-4 Interest Distribution	$127,781.25
	e.	Class B Interest Distribution	$28,166.67
	f.	Class C Interest Distribution	$37,177.29
	g.	Class D Interest Distribution	$24,239.58
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$11,674,089.05
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$12,001,976.45

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$11,784,611.66
	d.	Class A-4 Distribution	$127,781.25
	e.	Class B Distribution	$28,166.67
	f.	Class C Distribution	$37,177.29
	g.	Class D Distribution	$24,239.58

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$12,001,976.45

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,596,764.97
	b.	Reserve Account surplus (Ln 55)	$200.79

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,596,965.76

46.	Withdrawals
	a.	Certificateholder Distribution	$1,596,965.76

	b.	Total Withdrawals from Certificate Payment Account	$1,596,965.76

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$273,292,708.18

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$200.79
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,200.79
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$200.79

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$241,088.66
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$12,001,976.45
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,596,764.97
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00

64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$200.79
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$11,784,611.66
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$127,781.25
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$28,166.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$37,177.29
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$24,239.58
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,596,965.76

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$253,575.90
74.	Cumulative Net Losses			$5,442,600.75
75.	Cumulative Net Loss Percentage			0.8373%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	585	$7,403,955.96
	b.	61 to 90 days past due	144	$1,802,643.41
	c.	91 or more days past due	67	$732,947.19

	d.	Total Past Due (sum a-c)	796	9,939,546.56

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,810,267,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer